SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2014
SEGMENT REPORTING
Schedule of segment information

	Thousands of Yen
	2012	2013	2014
Japan
Outside customers	¥4,245,265	¥3,214,826	¥2,217,334
Intersegment	543,999	655,876	624,629
Total	4,789,264	3,870,702	2,841,963

U.S.
Outside customers	882,389	1,271,635	1,746,588
Intersegment	30,005	76,293	59,169
Total	912,394	1,347,928	1,805,757

Other
Outside customers	381	193,169	207,696
Intersegment	40,631	8,881	111,728
Total	41,012	202,050	319,424

Eliminations	(614,635)	(741,050)	(795,526)

Total revenue after eliminations	5,128,035	4,679,630	4,171,618

Adjustments*(1)	8,193	32,470	20,950

Total consolidated revenue	¥5,136,228	¥4,712,100	¥4,192,568

*(1) These amounts primarily represent the net impact of adjustments arising from differences in the timing of revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2012	2013	2014
Segment profit (loss)
Japan	¥2,312,670	¥888,760	¥(378,553)
U.S.	70,218	98,747	(100,923)
Other	(16,304)	(83,774)	(119,140)

Total segment profit after eliminations	2,366,584	903,733	(598,616)

Adjustments*(2)	3,354	1,701	(39,377)

Total consolidated operating income (loss)	2,369,938	905,434	(637,993)

Unallocated amounts:
Interest income	2,052	1,326	691
Interest expense	(13,360)	(23,474)	(30,867)
Foreign currency exchange gains	10,294	165,664	120,246
Dividend income	4,500	4,500	6,750
Other-net	655	(3,055)	(8,030)

Total consolidated income (loss) before income taxes	¥2,374,079	¥1,050,395	¥(549,203)

*(2) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred IPO costs.

Segment Assets:

	Thousands of Yen
	2013	2014
Segment assets
Japan	¥4,575,917	¥5,014,488
U.S.	1,360,136	1,166,927
Others	335,270	403,088

Eliminations	(1,515,354)	(1,695,823)

Total segment assets after eliminations	4,755,969	4,888,680

Adjustments*(3)	321,308	112,143

Total consolidated assets	¥5,077,277	¥5,000,823

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, deferred tax assets and deferred IPO costs.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2012	2013	2014
Capital expenditures
Japan	¥589,247	¥701,997	¥496,451
U.S.	34,900	166,461	8,836
Others	22,605	145,508	15,737

Adjustments	(25,230)	651	—

Total consolidated capital expenditures	¥621,522	¥1,014,617	¥521,024

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2012	2013	2014
Depreciation and amortization
Japan	¥130,139	¥238,160	¥346,285
U.S.	3,332	29,272	49,752
Others	2,336	23,640	41,282

Total depreciation and amortization	135,807	291,072	437,319

Adjustments	(6,443)	14,919	5,284

Total consolidated depreciation and amortization	¥129,364	¥305,991	¥442,603

Schedule of revenue by service categories

	Thousands of Yen
	2012	2013	2014
eDiscovery
Review	¥2,278,229	¥971,701	¥472,074
Other	2,632,355	3,427,735	3,297,799
Total	4,910,584	4,399,436	3,769,873
Investigation	144,072	188,685	240,843
Sales of forensic tools	38,082	26,584	62,576
Forensic training	30,882	40,700	28,934
Other	12,608	56,695	90,342
Total revenue	¥5,136,228	¥4,712,100	¥4,192,568